Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

23. Income tax

(i)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	BVI

Duowan BVI is exempted from income tax on its foreign-derived income in the BVI.

(iii)	Hong Kong profits tax

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong are not subject to any Hong Kong withholding tax.

(iv)	Singapore

The income tax provision of the Group in respect of its international operations in Singapore was calculated at the tax rate of 17% on the assessable profits, based on the existing legislation, interpretations and practices in respect thereof.

According to the Development and Expansion Incentive (the “Incentive”) pursuant to the provisions of Part IIIB of the Economic Expansion Incentives (Relief from Income Tax) Act, Chapter 86, corporations engaging in new high-value-added projects, expanding or upgrading their operations, or undertaking incremental activities after their pioneer period may apply for their profits to be taxed at a reduced rate of not less than 5% for an initial period of up to ten years. The total tax relief period for each qualifying project or activity is subject to a maximum of 40 years (inclusive of the post-pioneer relief period previously granted, if applicable).

Bigo Singapore applied for the Incentive and received approval in October 2018 and started to enjoy the beneficial tax rate of 5% as the Incentive for the years 2018 through 2022. Bigo Singapore applied for the renewal of Incentive qualification and received approval in December 2022 and is entitled to enjoy the beneficial tax rate from 2023 to 2027. Other Singapore entities were subject to 17% income tax for the periods reported.

(v)	Mainland China

The Company’s subsidiaries and VIEs in Mainland China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subject to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification in any year, the enterprise cannot enjoy the preferential tax rate in that year, and must instead use the regular 25% EIT rate.

Certain PRC subsidiaries and VIEs, including Guangzhou Huanju Shidai, Guangzhou BaiGuoYuan and BaiGuoYuan Technology, etc. are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented. An entity could re-apply for the HNTE certificate when the prior certificate expires. Historically, most of the Company’s subsidiaries and VIEs successfully re-applied for the certificates when the prior ones expired.

23.  Income tax (continued)

(v)	Mainland China (continued)

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deducting amount of the qualified research and development expenses have been increased from 50% to 75%, effective from 2018 onwards, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”). The additional tax deducting amount of the qualified research and development expenses have been increased from 75% to 100%, effective from 2023 onwards.

Qualified subsidiaries and VIEs of the Group claimed the Super Deduction in ascertaining the tax assessable profits for the periods reported.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an Foreign Invested Enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the Mainland China that are available for distribution to the Company as of December 31, 2022 and 2023 are approximately US$2,385,325 and US$2,139,085, respectively.

In 2022, the Group determined to cause one of its PRC subsidiaries, Guangzhou Huanju Shidai, to declare and distribute a cash dividend of part of its stand-alone 2020 earnings, amounted to US$110,000, to its direct oversea parent company, Duowan BVI. As a result, Guangzhou Huanju Shidai paid a withholding tax in the amount of US$11,000 in 2022.

The Group has a plan to indefinitely reinvest its aggregate undistributed earnings and reserves and any future earnings in the PRC for use in the operation. Accordingly, no deferred tax liability on 10% withholding tax of aggregate undistributed earnings and reserves of the Company’s subsidiaries located in the PRC has been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2022 and 2023.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Current income tax expenses	(35,550)	(36,510)	(30,664)
Deferred income tax benefit	9,805	1,935	11,808
Income tax expenses	(25,745)	(34,575)	(18,856)

23.   Income tax (continued)

(v)	Mainland China (continued)

Composition of income tax expense (continued)

The company records annual income tax with regard to a number of tax jurisdictions, including primarily Singapore and Mainland China.

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	2021	2022	2023

Singapore statutory income tax rate (*)	17.0%	17.0%	17.0%
Effect of tax holiday and preferential tax benefit	20.9%	(5.3)%	(7.0)%
Effect of different tax rates available to different jurisdictions	47.6%	(9.5)%	(19.5)%
Permanent differences (i)	(66.3)%	6.8%	14.9%
Change in valuation allowance	(95.2)%	0.8%	10.1%
Effect of Super Deduction available to the Group	42.8%	(4.4)%	(9.0)%
Effective income tax rate	(33.2)%	5.4%	6.5%

*: As a majority of the Group’s businesses is subject to Singapore corporate tax rate, the reconciliation of tax expenses begins at Singapore statutory income tax rate.

(i)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

23.   Income tax (continued)

Deferred tax assets and liabilities

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2022 and 2023 are as follows:

	December 31,
	2022	2023
	US$	US$

Deferred tax assets:
Tax loss carried forward	197,651	193,219
Allowance for expected credit loss of receivable, accrued expense and others not currently deductible for tax purposes	37,991	35,457
Deferred revenue	2,708	1,609
Impairment of investment	4,937	2,813
Others	4,350	(22)
Valuation allowance (i)	(242,051)	(224,130)
Deferred tax assets, net	5,586	8,946

Deferred tax liabilities:
Related to the fair value changes of investments	10,446	30,724
Related to acquired intangible assets	54,774	31,053
Others	4,628	1,124

Deferred tax liabilities	69,848	62,901
Classification in the consolidated balance sheets:
Deferred tax assets, net	—	—
Deferred tax liabilities	64,262	53,955
(i)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was mainly provided for net operating loss carry forwards because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

23.  Income tax (continued)

Deferred tax assets and liabilities (continued)

Movement of valuation allowance

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Balance at beginning of the year	(150,252)	(213,688)	(242,051)
Additions	(119,999)	(58,968)	(31,733)
Reversals	56,563	30,605	49,654
Balance at end of the year	(213,688)	(242,051)	(224,130)

Tax loss carry forwards

As of December 31, 2023, total tax loss carry forwards of the Company’s subsidiaries and VIEs in the PRC amounted to US$716,957, which were mainly generated by non-HNTEs. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTEs. The tax losses of entities in the PRC will expire from 2024 to 2028, if not utilized except for those arose from HNTEs which will expired during the period from 2024 to 2033. The accumulated tax losses of subsidiaries incorporated in Hong Kong, Singapore and other countries, subject to the agreement of the relevant tax authorities, of US$26,754, US$353,835 and US$114,006,respectively, are allowed to be carried forward to offset against future taxable profits. Such carry forward of tax losses in Hong Kong and Singapore have no time limit.

In accordance with Singapore Tax Administration Law, the Singapore tax authorities generally have up to four years to claw back underpaid tax if the year of assessment is 2008 onwards. Accordingly, tax filings of the Group’s Singapore subsidiaries for tax years 2020 through 2023 remain subject to the review by the relevant Singapore tax authorities. There were no ongoing tax examinations as of December 31, 2023 by Singapore tax authorities.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. Accordingly, tax filings of the Group’s PRC subsidiaries and VIEs for tax years 2019 through 2023 remain subject to the review by the relevant PRC tax authorities. There were no ongoing tax examinations as of December 31, 2023 by PRC tax authorities.